Note 11 - Share Based Compensation (Details) (USD $)	9 Months Ended
	Sep. 30, 2013	Sep. 30, 2012
Note 11 - Share Based Compensation (Details) [Line Items]
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized	$ 292,628
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Period for Recognition	1 year
Share-based Compensation	$ 218,870	$ 0
The Plan [Member]
Note 11 - Share Based Compensation (Details) [Line Items]
Common Stock Reserved Percentage	10.00%
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period (in Shares)	324,766